RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule Of Related Party Balances And Transactions
a.	Balances with related parties:

	Six months ended June 30,	Year ended December 31,
	2024	2023
	Unaudited

Trade accounts receivable	249	190
Trade accounts payable	30	277

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023
	Unaudited

Revenues	517	419	358	182
Purchases, selling, general and administrative expenses	147	365	75	288